CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss from operations of the company and its consolidated subsidiaries	$ (10,299)	$ (11,356)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock-based employee compensation	312	1,588
Depreciation and amortization	3,284	2,526
Amortization of Distribution fees	720	1,079
Inventory Reserve	493	47
Provision for doubtful accounts	10	50
Loss from joint venture and other investmesnts	576	273
Loss on disposal of equipment		10
Deferred tax benefit	(27)	(130)
Convertible debt discount	793	410
Changes in assets and liabilities: (net of acquisition )
Accounts receivable	(1,337)	(44)
Notes Receivable	1,442	335
Inventories	1,495	(5,145)
Prepaid expenses and other assets	110	(466)
Due from related parties	2,178	(2,242)
Other receivables	(38)
Accounts payable	(1,961)	4,653
Accrued liabilities	167	(93)
Taxes payable	393	(557)
Advances from customers	(721)	(269)
Other payables	(554)	89
Net cash used for operating activities	(2,964)	(9,242)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(855)	(1,003)
Cash flows used in investing activities:	(855)	(1,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	22,999	18,203
Proceeds from short term borrowing	7,596	3,051
Change in restricted cash	(3,444)	(7,030)
Repayment to related parties		(1,886)
Repayments of notes payable	(20,054)	(2,589)
Payments on short term debt	(2,786)	(4,842)
Cash provided by (used in) financing activities	4,311	4,907
Effect of exchange rate changes on cash and cash equivalents	(103)	(22)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	389	(5,360)
CASH AND CASH EQUIVALENTS, beginning of period	1,656	5,859
CASH AND CASH EQUIVALENT, end of period	2,045	499
Supplemental disclosure of cash flow information:
Cash paid during period for interest	804	812
Cash paid during period for taxes